Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Jan. 16, 2018	Aug. 10, 2017	Jun. 30, 2018	Dec. 31, 2017
Subsequent Events (Textual)
Promissory note amount			$ 9,805	$ 7,381
Borrowed amount	$ 1,000,000
Interest rate per annum	8.00%
Adjusted per share price value	$ 0.27
Warrants to purchase common stock	1,851,851			16,482,635
One-time non-cash charge		$ 6,000,000